Royalty, Stream and Working Interests	12 Months Ended
Dec. 31, 2022
Royalty, Stream and Working Interests
Royalty, Stream and Working Interests

Note 8 – Royalty, Stream and Working Interests

(a)	Royalties, Streams and Working Interests

Royalty, stream and working interests, net of accumulated depletion and impairment charges and reversals, comprised the following:

			Impairment
		Accumulated	(charges)
As at December 31, 2022	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,582.7	$(716.9)	$—	$865.8
Streams	4,513.1	(2,065.7)	—	2,447.4
Energy	1,937.0	(755.5)	—	1,181.5
Advanced	426.6	(55.6)	—	371.0
Exploration	71.7	(9.9)	—	61.8
	$8,531.1	$(3,603.6)	$—	$4,927.5
1.	Accumulated depletion includes previously recognized impairment charges.

			Impairments
		Accumulated	(charges)
As at December 31, 2021	Cost	depletion(1)	reversals	Carrying value
Mining royalties	$1,590.2	$(687.2)	$—	$903.0
Streams	4,511.9	(1,888.9)	—	2,623.0
Energy	1,972.6	(789.8)	75.5	1,258.3
Advanced	365.9	(49.6)	(7.5)	308.8
Exploration	67.1	(10.9)	—	56.2
	$8,507.7	$(3,426.4)	$68.0	$5,149.3

1.	Accumulated depletion includes previously recognized impairment charges.

Changes in royalty, stream and working interests for the periods ended December 31, 2022 and December 31, 2021 were as follows:

	Mining
	royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2021	$406.9	$2,653.6	$1,214.6	$294.0	$63.0	$4,632.1
Additions	540.0	165.6	24.7	22.7	—	753.0
Transfers	6.3	—	—	—	(6.3)	—
Impairment (charges) and reversals	—	—	75.5	(7.5)	—	68.0
Depletion	(42.7)	(196.2)	(57.9)	(0.6)	—	(297.4)
Impact of foreign exchange	(7.5)	—	1.4	0.2	(0.5)	(6.4)
Balance at December 31, 2021	$903.0	$2,623.0	$1,258.3	$308.8	$56.2	$5,149.3

Balance at January 1, 2022	$903.0	$2,623.0	$1,258.3	$308.8	$56.2	$5,149.3
Additions	44.1	1.6	12.1	72.7	7.9	138.4
Depletion	(40.2)	(177.2)	(66.4)	(0.2)	—	(284.0)
Impact of foreign exchange	(41.1)	—	(22.5)	(10.3)	(2.3)	(76.2)
Balance at December 31, 2022	$865.8	$2,447.4	$1,181.5	$371.0	$61.8	$4,927.5

Of the total net book value as at December 31, 2022, $3,980.2 million (December 31, 2021 - $4,107.5 million) is depletable and $947.3 million (December 31, 2021 - $1,041.8 million) is non-depletable.

(b)	Impairments of Royalties, Streams and Working Interests

The Company has not recorded impairment charges or reversals for the year ended December 31, 2022.

2021 Indicators of Impairments and Reversals

The Company recorded impairment (reversals) and charges for the year ended December 31, 2021 as follows:

2021
Royalty, stream and working interests, net
Weyburn	$(75.5)
Aği Daği	7.5
$(68.0)

Energy Interests

As at December 31, 2021, as a result of an increase in forecasted benchmark oil and gas prices relative to the lows of April 2020, the Company assessed whether there were indicators that impairment losses previously recorded in relation to its Energy interests may no longer exist or may have decreased.

With respect to its Weyburn interests, the Company determined that there were indicators of impairment reversal and carried out an asset impairment reversal assessment. The recoverable amount, based on the FVLCD model, was estimated to be $218.0 million, which exceeded the CGU’s carrying value. As a result, a reversal of $75.5 million was recorded as of December 31, 2021.

Key assumptions and estimates used in determining the recoverable amount of the Weyburn interests are related to oil price and discount rates. The future cash flows expected from the Weyburn CGU were prepared by an independent reserve engineer and based on long-term West Texas Intermediate (“WTI”) price forecasts from a sample of independent reserve evaluators. The Company assumed the differential to Edmonton Light prices to be $4.89/barrel and the U.S. dollar to Canadian dollar foreign exchange rate to be $0.80. The future cash flows were discounted using an after-tax discount rate of 10.5%.

Forecasted WTI prices as at December 31, 2021 used to determine the future cash flows were as follows:

						Average
						annual
						increase
	2022	2023	2024	2025	2026	thereafter
WTI oil price (US$/barrel)	$72.83	$68.78	$66.76	$68.09	$69.45	2%

A sensitivity analysis showing the impact of a change, in isolation, in the forecasted WTI price and discount rate is shown below:

	Increase (decrease) to impairment reversal
	1% increase	1% decrease	10% decrease	10% increase
	in the	in the	in WTI oil	in WTI oil
	discount rate	discount rate	price	price
Weyburn	(16.9)	19.0	(54.9)	33.3
	$(16.9)	$19.0	$(54.9)	$33.3

Aği Daği

On April 20, 2021, Alamos Gold Inc. (“Alamos”) announced its filing of an investment treaty claim against Türkiye for failing to grant routine renewals of key licenses and permits for its Kirazlı gold mine. Though Franco-Nevada does not have a royalty on the Kirazlı mine, cessation of development activities at Kirazlı are expected to negatively impact the advancement of the Aği Daği project. As such, Franco-Nevada considered this event an indicator of impairment and wrote-off the entire carrying value of its Aği Daği royalty of $7.5 million as of June 30, 2021.

Sudbury (McCreedy West)

In early 2021, KGHM International Ltd. (“KGHM”), approved an extension of mining operations at the McCreedy West mine in the Sudbury basin of Ontario. The Company had recorded an impairment charge of $107.9 million in relation to its McCreedy West stream interest as a result of a significant reduction in mining activities in 2013. The Company assessed that the extension of the life of mine in 2021 represented an indication that the previously recorded impairment loss may no longer exist or may have decreased. The Company carried out an asset impairment reversal analysis and estimated that the recoverable amount, based on the FVLCD, was $32.7 million as of March 31, 2021. However, no impairment reversal was recorded as the carrying value that would have been determined without the previously recorded impairment loss, net of depletion, was nil.